CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES
Revenues from mining operations (note 1)	$ 1,917,714	$ 1,821,799	$ 1,422,521
COSTS, EXPENSES AND OTHER INCOME
Production (exclusive of amortization shown separately below)	897,712	876,078	677,472
Exploration and corporate development	109,500	75,721	54,958
Amortization of property, plant and mine development (note 3)	271,861	261,781	192,486
General and administrative (note 16)	119,085	107,926	94,327
Impairment loss on available-for-sale securities (note 2(b))	12,732	8,569
Provincial capital tax	4,001	9,223	(6,075)
Interest expense (note 5)	57,887	55,039	49,493
Interest and sundry expense (income)	2,389	5,188	(10,254)
Loss (gain) on derivative financial instruments (note 15)	819	(3,683)	(7,612)
Gain on sale of available-for-sale securities (note 2(b))	(9,733)	(4,907)	(19,487)
Impairment loss on Meadowbank mine (note 18)		907,681
Loss on Goldex mine (note 17)		302,893
Gain on acquisition of Comaplex Minerals Corp., net of transaction costs (note 10)			(57,526)
Foreign currency translation loss (gain)	16,320	(1,082)	19,536
Income (loss) before income and mining taxes	435,141	(778,628)	435,203
Income and mining taxes (note 9)	124,225	(209,673)	103,087
Net income (loss) for the year	310,916	(568,955)	332,116
Attributed to non-controlling interest		(60)
Attributed to common shareholders	310,916	(568,895)	332,116
Net income (loss) per share - basic (note 7(e)) (in dollars per share)	$ 1.82	$ (3.36)	$ 2.05
Net income (loss) per share - diluted (note 7(e)) (in dollars per share)	$ 1.81	$ (3.36)	$ 2.00
Cash dividends declared per common share (note 7(a)) (in dollars per share)	$ 1.02		$ 0.64
COMPREHENSIVE INCOME (LOSS)
Net income (loss) for the year	310,916	(568,955)	332,116
Other comprehensive income (loss):
Unrealized gain (loss) on derivative financial instrument activities (note 15)	6,902	(5,863)
Adjustments for derivative financial instruments settled during the year (note 15)	(2,758)	1,459
Unrealized (loss) gain on available-for-sale securities (note 2(b))	(27,004)	(26,874)	64,649
Adjustments for realized loss (gain) on available-for-sale securities due to dispositions and impairments during the year (note 2(b))	2,999	(4,907)	(19,487)
Net amount reclassified to net income on acquisition of business (note 10)			(64,508)
Change in unrealized gain (loss) on pension benefits liability (note 6(b))	1,148	(1,055)	(4,093)
Tax effect of other comprehensive (loss) income items	(1,492)	1,744	780
Other comprehensive loss for the year	(20,205)	(35,496)	(22,659)
Comprehensive income (loss) for the year	290,711	(604,451)	309,457
Attributed to non-controlling interest		(60)
Attributed to common shareholders	$ 290,711	$ (604,391)	$ 309,457